Non-controlling interests - Summarized financial information and additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Non-controlling interest Considered material
Current assets	¥ 1,772,771	¥ 1,772,771	¥ 1,126,930
Non-current assets	730,141	730,141	757,920
Current liabilities	806,395	806,395	550,037
Revenues		1,499,025	1,169,348	¥ 853,295
Net profit for the year	315,780	315,780	230,902	167,743
Total comprehensive income	319,090	319,090	228,360	169,945
Net profit and total comprehensive income attributable to NCI		22,359	8,314	0
Dividend paid to NCI		7,482
Cash flows from operating activities		690,317	587,931	286,953
Cash flows generated from /(used in) investing activities		(1,234,206)	131,145	(602,251)
Cash flows generated from /(used in) financing activities		¥ (7,343)	¥ 18,609	¥ 99,603
Haibo Logistic [Member]
Non-controlling interest Considered material
Proportion of ownership interests held by non-controlling interests		44.00%
Net profit and total comprehensive income attributable to NCI		¥ 3,808
Dividend paid to NCI		¥ 1,407
Haibo Education [Member]
Non-controlling interest Considered material
Proportion of ownership interests held by non-controlling interests		44.00%	44.00%
Current assets	61,639	¥ 61,639	¥ 41,577
Non-current assets	1,540	1,540	22
Current liabilities	11,248	11,248	20,259
Net assets	51,931	51,931	21,340
Carrying amount of NCI	¥ 22,850	22,850	9,390
Revenues		87,655	35,532
Net profit for the year		44,397	15,340
Total comprehensive income		44,397	15,340
Net profit and total comprehensive income attributable to NCI		19,535	6,750
Dividend paid to NCI		6,075
Cash flows from operating activities		32,649	35,462
Cash flows generated from /(used in) investing activities		(41,603)	14
Cash flows generated from /(used in) financing activities		¥ (13,806)	¥ 6,000
Zhenjiang Jianghe High School of Art [Member]
Non-controlling interest Considered material
Proportion of ownership interests held by non-controlling interests		49.00%
Net profit and total comprehensive income attributable to NCI		¥ (984)
Dividend paid to NCI		¥ 0